Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders

	2016			2015
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Basic EPS	$585	308.9	$1.89	$728	278.6	$2.61
Effect of potential dilutive securities:
Stock Options	—	0.7		—	0.7
Preference Shares	7	3.8		10	5.4
Diluted EPS	$592	313.4	$1.89	$738	284.7	$2.59